Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA  02199

Brian D. McCabe
T +1 617 951 7801
March 20, 2013	F +1 617 235 0425
brian.mccabe@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549-1090

Re:  Schroder Series Trust (File Nos. 811-7840; 33-65632)

Ladies and Gentlemen:

On behalf of Schroder Series Trust (the “Trust”), we are filing today pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 63 (the “Amendment) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed to reflect the addition of two new series of the Trust, Schroder Long Duration Investment-Grade Bond Fund and Schroder Broad Tax Aware Value Bond Fund.

No fees are required in connection with this filing.  Please direct any questions concerning this filing to me at (617) 951-7801.

Regards,

/s/ BRIAN D. MCCABE

Brian D. McCabe